Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 1,853,414	$ 1,972,481	$ 4,166,537	$ 2,135,783	$ 5,997,987	$ 828,920
Cost of revenue	1,418,242	1,461,922	3,169,438	1,461,922	4,448,202
Gross profit	435,172	510,559	997,099	673,861	1,549,785	828,920
Operating expenses:
Sales and marketing	15,068	2,969	40,311	2,969	119,597	26,960
Product development	57,401	44,934	140,494	94,788	203,400	299,808
Amortization of intangibles	159,173		318,346		477,518
Impairment expense					3,113,020
General and administrative	1,626,362	2,653,432	3,775,305	3,073,260	8,140,432	1,725,204
Total operating expenses	1,858,004	2,701,335	4,274,456	3,171,017	12,053,967	2,051,972
Loss from operations	(1,422,832)	(2,190,776)	(3,277,357)	(2,497,156)	(10,504,182)	(1,223,052)
Other income (expenses):
Interest expense	(203,874)	(14,340)	(248,080)	(81,365)	(2,344,486)	(143,627)
Initial derivative expense	(3,340,554)		(3,340,554)
Change in derivative value due to anti-dilution adjustments	(2,642,175)		(2,642,175)
Gain on sale of asset					27,000
Change in fair value of derivative liability	(339,088)	17,627	(904,176)	17,627	1,138,604
Grant income	7,262		7,262
Net recognized loss on marketable securities	46	(92,500)	(18,740)	(101,417)	(160,449)	(101,208)
Total other income (expenses)	(6,518,383)	(89,213)	(7,146,463)	(165,155)	(1,339,331)	(244,835)
Loss before income taxes	(7,941,215)	(2,279,989)	(10,423,820)	(2,662,311)	(11,843,513)	(1,467,887)
Provision for income taxes
Net loss	(7,941,215)	(2,279,989)	(10,423,820)	(2,662,311)	(11,843,513)	(1,467,887)
Net loss attributable to the noncontrolling interest				(30,716)	(30,716)	(65,070)
Net loss attributable to the controlling interest before preferred stock dividends	(7,941,215)	(2,279,989)	(10,423,820)	(2,631,595)	(11,812,797)	(1,402,817)
Preferred stock dividend				(140,410)	(140,410)	(856,472)
Net loss attributable to Recruiter.com Group, Inc. shareholders	$ (7,941,215)	$ (2,279,989)	$ (10,423,820)	$ (2,772,005)	$ (11,953,207)	$ (2,259,289)
Net loss per common share - basic and diluted	$ (1.64)	$ (1.27)	$ (2.31)	$ (3.05)	$ (8.36)
Weighted average common shares - basic and diluted	4,834,531	1,788,401	4,508,394	908,798	1,429,737